Intangible assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Mar. 29, 2026	Mar. 30, 2025
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 127.9	$ 131.9
Intangible assets with finite lives
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11.1	15.1
Intangible assets with indefinite lives: | Brand name
Disclosure of detailed information about intangible assets [line items]
Intangible assets	116.5	116.5
Intangible assets with indefinite lives: | Domain name
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 0.3	$ 0.3